UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [  ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Lend Lease Rosen Real Estate Securities LLC
Address:  1995 University Ave., Suite 550
          Berkeley, CA  94704

File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Torres
Title:  Chief Executive Officer
Phone:  510-849-8360

Signature, Place, and Date of Signing:

     Michael A. Torres    Berkeley, CA  August 14, 2003

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 133

Form 13F Information Table Value Total: 2,387,037

List of Other Included Managers:

 No. Form 13F File Number  Name

 1   No 13F filed          Lend Lease Rosen Real Estate Investments, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corp.             COM              00163T109   119913 4256748.00SH      SOLE               2395063.00        1861685.00
                                                              1103 39170.00 SH       DEFINED 01           39170.00
Alexandria Real Estate Equitie COM              015271109      792 17606.00 SH       SOLE                 17571.00             35.00
                                                               405  9010.00 SH       DEFINED 01            9010.00
American Financial Realty Trus COM              02607P305     5892 395200.00SH       SOLE                178900.00         216300.00
                                                                72  4800.00 SH       DEFINED 01            4800.00
Apartment Investment & Managem COM              03748R101      568 16419.00 SH       SOLE                 16419.00
                                                               667 19290.00 SH       DEFINED 01           19290.00
Archstone-Smith Trust          COM              039583109    75420 3142512.00SH      SOLE               1865642.00        1276870.00
                                                              1022 42570.00 SH       DEFINED 01           42570.00
Arden Realty Trust             COM              039793104    83697 3225317.00SH      SOLE               1874403.00        1350914.00
                                                               603 23220.00 SH       DEFINED 01           23220.00
AvalonBay Communities, Inc.    COM              053484101    84946 1992175.00SH      SOLE               1129272.00         862903.00
                                                               964 22600.00 SH       DEFINED 01           22600.00
BRE Properties, Inc.           COM              05564E106      291  8769.00 SH       SOLE                  8769.00
                                                               336 10110.00 SH       DEFINED 01           10110.00
Boston Properties, Inc.        COM              101121101    70526 1610188.00SH      SOLE                765305.00         844883.00
                                                              1296 29600.00 SH       DEFINED 01           29600.00
Brandywine Realty Trust        COM              105368203    13418 545003.00SH       SOLE                307471.00         237532.00
                                                               176  7140.00 SH       DEFINED 01            7140.00
CBL & Associates Properties, I COM              124830100    12192 283540.00SH       SOLE                157340.00         126200.00
                                                               334  7770.00 SH       DEFINED 01            7770.00
Camden Property Trust          COM              133131102    64705 1851372.00SH      SOLE               1014010.00         837362.00
                                                               597 17080.00 SH       DEFINED 01           17080.00
Capital Trust-CL A             COM              14052H506     6307 340000.00SH       SOLE                340000.00
CarrAmerica Realty Corp.       COM              144418100    19029 684266.00SH       SOLE                381608.00         302658.00
                                                               605 21740.00 SH       DEFINED 01           21740.00
Catellus Development Corporati COM              149111106    80251 3647755.00SH      SOLE               2146017.00        1501738.00
CenterPoint Properties Corp.   COM              151895109      297  4847.00 SH       SOLE                  4847.00
                                                               344  5610.00 SH       DEFINED 01            5610.00
Chelsea Property Group Inc.    COM              163421100    48267 1197400.00SH      SOLE                743000.00         454400.00
Colonial Properties Trust      COM              195872106      218  6204.00 SH       SOLE                  6204.00
                                                               260  7390.00 SH       DEFINED 01            7390.00
Corporate Office Properties    COM              22002T108    16446 971400.00SH       SOLE                545600.00         425800.00
Cousins Properties, Inc.       COM              222795106      148  5298.00 SH       SOLE                  5298.00
                                                               175  6270.00 SH       DEFINED 01            6270.00
Crescent Real Estate Equities, COM              225756105      259 15580.00 SH       SOLE                 15580.00
                                                               302 18200.00 SH       DEFINED 01           18200.00
Developers Diversified Realty  COM              251591103      274  9650.00 SH       SOLE                  9650.00
                                                               298 10490.00 SH       DEFINED 01           10490.00
Duke Realty Corporation        COM              264411505      363 13188.00 SH       SOLE                 13188.00
                                                               429 15580.00 SH       DEFINED 01           15580.00
Equity Office Properties Trust COM              294741103    72276 2675891.00SH      SOLE               1788355.00         887536.00
                                                               522 19309.00 SH       DEFINED 01           19309.00
Equity Residential             COM              29476L107   115462 4449391.00SH      SOLE               2809891.00        1639500.00
                                                              1761 67870.00 SH       DEFINED 01           67870.00
Essex Property Trust, Inc.     COM              297178105    58881 1028484.00SH      SOLE                480424.00         548060.00
                                                               742 12960.00 SH       DEFINED 01           12960.00
Federal Realty Investment Trus COM              313747206    21391 668471.00SH       SOLE                175317.00         493154.00
                                                               664 20740.00 SH       DEFINED 01           20740.00
Gables Residential Trust       COM              362418105      149  4923.00 SH       SOLE                  4923.00
                                                               176  5820.00 SH       DEFINED 01            5820.00
General Growth Properties      COM              370021107    61241 980805.00SH       SOLE                455250.00         525555.00
                                                              1103 17670.00 SH       DEFINED 01           17670.00
Glenborough Realty Trust       COM              37803P105      118  6172.00 SH       SOLE                  6172.00
                                                               139  7240.00 SH       DEFINED 01            7240.00
Home Properties of New York, I COM              437306103    60677 1721834.00SH      SOLE                811146.00         910688.00
                                                               833 23630.00 SH       DEFINED 01           23630.00
Istar Financial Inc            COM              45031U101     1186 32500.00 SH       SOLE                 32500.00
Kimco Realty Corp.             COM              49446R109      301  7934.00 SH       SOLE                  7934.00
                                                               349  9220.00 SH       DEFINED 01            9220.00
Liberty Property Trust         COM              531172104    75635 2185993.00SH      SOLE               1415403.00         770590.00
                                                               785 22690.00 SH       DEFINED 01           22690.00
Macerich Company               COM              554382101   127724 3635742.00SH      SOLE               2112042.00        1523700.00
                                                              1370 38990.00 SH       DEFINED 01           38990.00
Mack-Cali Realty Corporation   COM              554489104    17467 480127.00SH       SOLE                271727.00         208400.00
                                                               356  9790.00 SH       DEFINED 01            9790.00
Maguire Properties Inc.        COM              559775101    10567 548943.00SH       SOLE                312817.00         236126.00
                                                               179  9300.00 SH       DEFINED 01            9300.00
New Plan Excel Realty          COM              648053106      241 11283.00 SH       SOLE                 11283.00
                                                               259 12150.00 SH       DEFINED 01           12150.00
PS Business Pks Inc. CA Com    COM              69360J107      115  3269.00 SH       SOLE                  3269.00
                                                               138  3910.00 SH       DEFINED 01            3910.00
Pan Pacific Retail Properties, COM              69806L104   134524 3418653.00SH      SOLE               1928630.00        1490023.00
                                                              1193 30310.00 SH       DEFINED 01           30310.00
Post Properties, Inc.          COM              737464107    11411 430600.00SH       SOLE                232300.00         198300.00
Prentiss Property Trust        COM              740706106    38068 1269369.00SH      SOLE                793495.00         475874.00
                                                               350 11660.00 SH       DEFINED 01           11660.00
ProLogis                       COM              743410102   106179 3889337.00SH      SOLE               2149847.00        1739490.00
                                                              1698 62210.00 SH       DEFINED 01           62210.00
Regency Centers Corp           COM              758849103    37611 1075227.00SH      SOLE                425263.00         649964.00
                                                               704 20130.00 SH       DEFINED 01           20130.00
SL Green Realty Corp           COM              78440X101    63630 1823741.00SH      SOLE               1226811.00         596930.00
                                                               511 14640.00 SH       DEFINED 01           14640.00
Simon Property Group, Inc.     COM              828806109   170715 4373944.00SH      SOLE               2445147.00        1928797.00
                                                              2576 65990.00 SH       DEFINED 01           65990.00
The Rouse Company              COM              779273101    34780 912872.00SH       SOLE                388811.00         524061.00
                                                               946 24820.00 SH       DEFINED 01           24820.00
United Dominion Realty Trust   COM              910197102    85674 4975281.00SH      SOLE               2680751.00        2294530.00
                                                              1214 70500.00 SH       DEFINED 01           70500.00
Ventas, Inc.                   COM              92276F100     2925 193100.00SH       SOLE                193100.00
Vornado Realty Trust           COM              929042109   129346 2966647.00SH      SOLE               1916350.00        1050297.00
                                                              1941 44510.00 SH       DEFINED 01           44510.00
Washington Real Estate Investm COM              939653101      144  5290.00 SH       SOLE                  5290.00
                                                               172  6340.00 SH       DEFINED 01            6340.00
Weingarten Realty Investors    COM              948741103      344  8201.00 SH       SOLE                  8201.00
                                                               401  9565.00 SH       DEFINED 01            9565.00
ALEXANDRIA RE Eq., Inc. PFD SE PFD              015271208     5320 200000.00SH       SOLE                                  200000.00
AMB PPTYS PFD SER A 8.5%       PFD              00163T208     8077 316009.00SH       SOLE                                  316009.00
AMLI Residential PPTYS PFD SER PFD                           20000 800000.00SH       SOLE                                  800000.00
AVALONBAY COMMUN PFD SER H 8.7 PFD              053484705     1315 45500.00 SH       SOLE                                   45500.00
BRE PROPERTIES PFD SER B 8.08% PFD              05564E403     6943 253400.00SH       SOLE                                  253400.00
CARRAMERICA RLTY PFD SER B 8.5 PFD              144418209      970 38027.00 SH       SOLE                                   38027.00
CARRAMERICA RLTY PFD SER C 8.5 PFD              144418407     3577 141000.00SH       SOLE                                  141000.00
CARRAMERICA RLTY PFD SER D 8.4 PFD              144418506      401 15800.00 SH       SOLE                                   15800.00
CBL & ASSOCIATES PPTYS PFD SER PFD              124830308    10970 200000.00SH       SOLE                                  200000.00
DEVELOPERS DIVERS RLTY PFD SER PFD              251591608     3300 131000.00SH       SOLE                                  131000.00
DEVELOPERS DIVERS RLTY PFD SER PFD              251591830     7361 281500.00SH       SOLE                 11500.00         270000.00
                                                               408 15600.00 SH       DEFINED 01           15600.00
DEVELOPERS DIVERS RLTY PFD SER PFD              251591822     7500 300000.00SH       SOLE                                  300000.00
DUKE REALTY CORP PFD SER B 7.9 PFD              264411885     5176 101500.00SH       SOLE                                  101500.00
EQUITY OFFICE PPTYS PFD SER C  PFD              294741608     5599 218700.00SH       SOLE                                  218700.00
EQUITY OFFICE PPTYS PFD SER G  PFD              294741871    13482 486700.00SH       SOLE                 39900.00         446800.00
                                                              1501 54200.00 SH       DEFINED 01           54200.00
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L305     5478 199940.00SH       SOLE                                  199940.00
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L503     1322 47400.00 SH       SOLE                                   47400.00
FEDERAL REALTY PFD SER B 8.5%  PFD              313747503     8552 314399.00SH       SOLE                                  314399.00
Home PPTYS of NY, Inc PFD Ser  PFD                           29365 250000.00SH       SOLE                                  250000.00
LEXINGTON CORP PROP PFD Ser B  PFD              529043200      332 12900.00 SH       SOLE                 12900.00
                                                               442 17200.00 SH       DEFINED 01           17200.00
MACK-CALI REALTY CORP PFD SER  PFD              554489302     2500 100000.00SH       SOLE                                  100000.00
MILLS CORP PFD SER C 9%        PFD              601148307      195  7100.00 SH       SOLE                  7100.00
                                                               267  9700.00 SH       DEFINED 01            9700.00
NEW PLAN EXCEL REALTY PFD E 7. PFD              648053809     5567 209300.00SH       SOLE                  9300.00         200000.00
                                                               332 12500.00 SH       DEFINED 01           12500.00
PROLOGIS TRUST PFD SER C 8.54% PFD              743410409    10915 186580.00SH       SOLE                                  186580.00
PROLOGIS TRUST PFD SER D 7.92% PFD              743410508     7127 282800.00SH       SOLE                                  282800.00
PROLOGIS TRUST PFD SER E 8.75% PFD              743410607     2926 115500.00SH       SOLE                                  115500.00
SIMON PPTYS PFD SER F 8.75%    PFD              828806604     6967 256122.00SH       SOLE                                  256122.00
SIMON PPTYS PFD SER G 7.89%    PFD              828806505    15163 280800.00SH       SOLE                                  280800.00
TAUBMAN CENTERS PFD SER A 8.3% PFD              876664202     1325 52700.00 SH       SOLE                                   52700.00
VORNADO REALTY TRUST PFD Ser B PFD              929042307     4734 180700.00SH       SOLE                                  180700.00
VORNADO REALTY TRUST PFD Ser C PFD              929042406     7553 289400.00SH       SOLE                                  289400.00